INCOME TAXES - Schedule of Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Recorded valuation allowance
Valuation allowance, beginning of year	$ (5,732)	$ (5,701)
Income tax (provision) benefit	(12,731)	(31)
Spin-off from Verint	(113)	0
Valuation allowance, end of year	$ (18,576)	$ (5,732)